Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of issued share capital and reserves attributable to shareholders [line items]
Other reserves	€ 379	€ 669	€ 258
Discontinued operations [member] | The Netherlands [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Revaluation reserve	(31)
Reserve of remeasurements of defined benefit plans	(675)
Other reserves	€ 15